ALPS Variable Investment Trust

1290 Broadway, Suite 1100

Denver, Colorado  80203

May 2, 2014

Via EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: ALPS Variable Investment Trust (the “Trust”)

File Nos.

333-139186

811-21987

Dear Sir or Madam:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectus for the ALPS/Stadion Tactical Defensive Portfolio, a new series of the Trust, and Statements of Additional Information for all Portfolios of the Trust effective April 30, 2014 do not differ from those filed in Post-Effective Amendment No. 14 which was filed electronically via EDGAR on April 7, 2014.

Sincerely,

/s/ David T. Buhler
Secretary